Share-Based Payments (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Awards Outstanding

The number of awards outstanding under the Plan and Founders' Award as at March 31, 2022, is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as at January 1, 2022	4,911,770	7.49
Granted	547,320	11.45
Forfeited	(19,330)	(11.45)
Awards outstanding as at March 31, 2022	5,439,760	7.96
Awards outstanding as at January 1, 2021	745,000	3.52
Forfeited	(10,000)	(3.52)
Awards outstanding as at March 31, 2021	735,000	3.52

Schedule of Share-based Payment Expense

Share-based Payment Expense

	THREE MONTH ENDED MARCH 31
	2022	2021
Equity classified share options and warrants expense	724	170
Liability classified warrants' expense	—	648
Share-based payment expense	724	818